Digital Assets - Schedule of Digital Assets Held (Details)	Jun. 30, 2026 HKD ($) bitcoin	Jun. 30, 2026 USD ($) bitcoin	Dec. 31, 2025 HKD ($) bitcoin
Digital assets
Crypto Asset, Activity [Line Items]
Cost Basis	$ 3,449,618,600	$ 439,890,156	$ 3,302,274,909
Fair Value	$ 1,446,011,653	$ 184,393,223	$ 3,408,761,206
Bitcoin
Crypto Asset, Activity [Line Items]
Units	342	342	340
Cost Basis	$ 244,982,361	$ 31,239,781	$ 244,183,314
Fair Value	$ 156,309,436	$ 19,932,343	$ 232,751,003
Bitcoin Cash
Crypto Asset, Activity [Line Items]
Units	676,049	676,049	391,702
Cost Basis	$ 2,966,563,224	$ 378,291,663	$ 1,703,106,631
Fair Value	$ 1,053,141,113	$ 134,294,965	$ 1,821,134,280
Binance Coin
Crypto Asset, Activity [Line Items]
Units	569	569	569
Cost Basis	$ 3,922,215	$ 500,155	$ 3,921,556
Fair Value	$ 2,424,758	$ 309,202	$ 3,833,787
Tether
Crypto Asset, Activity [Line Items]
Units	30,015,258	30,015,258	173,209,209
Cost Basis	$ 234,119,012	$ 29,854,503	$ 1,351,031,831
Fair Value	$ 234,118,860	$ 29,854,483	$ 1,351,010,850
Digital asset holdings that are not individually significant
Crypto Asset, Activity [Line Items]
Units	817	817	550
Cost Basis	$ 31,788	$ 4,054	$ 31,577
Fair Value	$ 17,486	$ 2,230	$ 31,286